3. FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Investments, All Other Investments [Abstract]
Schedule fo fair value for liabilities measured on a recurring basis

FAIR VALUE MEASUREMENTS (In Thousands)

	Fair Value at September 30, 2016

	Level 1	Level 2	Level 3	Total

Warrants issued in connection with the issuance of Series C preferred stock	$—	$—	$—	$—
Warrants issued in connection with Senior Secured Debt	—	—	(707)	(707)
Warrants to be issued in connection with distributor debt	—	—	(114)	(114)

Total long-term liabilities at fair value	$—	—	$(821)	$(821)

	Fair Value at December 31, 2015

	Level 1	Level 2	Level 3	Total

Warrants issued in connection with the issuance of Series C preferred stock	$—	$—	$(1,145)	$(1,145)
Warrants issued in connection with the issuance of Series B preferred stock	—	—	(1,461)	(1,461)

Total long-term liabilities at fair value	$—	$—	$(2,606)	$(2,606)

FAIR VALUE MEASUREMENTS ( In Thousands)

Description	Level 1	Level 2	Level 3	Total	Date
Warrants issued in connection with the issuance of Series C preferred stock	$—	$—	$(1,145)	$(1,145)	December 31, 2015
Warrants issued in connection with the issuance of Series B preferred stock			$(1,461)	$(1,461)	December 31, 2015
Total long-term liabilities at fair value	$—	$—	$(2,606)	$(2,606)

Description	Level 1	Level 2	Level 3	Total	Date
Warrants issued in connection with the December 2014 public offering of common stock	$—	$—	$(587)	$(587)	December 31, 2014
Warrants issued in connection with the issuance of Series B preferred stock	$—	$—	$(1,483)	$(1,483)	December 31, 2014
Total long-term liabilities at fair value	$—	$—	$(2,070)	$(2,070)

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

	December 2014 Public Offering Exchanged Warrants	Series B Warrants	Series C Warrants	Total

Balance, December 31, 2014	$(587)	$(1,483)	$—	$(2,070)
Warrants issued during the period	—	—	(1,428)	(1,428)
Change in fair value during the period	263	22	283	568
Transfer to equity as a result of changes to provisions	324	—	—	324
Balance, December 31, 2015	$—	$(1,461)	$(1,145)	$(2,606)

Summary of changes to Level 3 instruments
	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Series C Warrants	Series B Warrants	Senior Secured Debt	Distributor Debt	Total

Balance, December 31, 2015	$(1,145)	$(1,461)	$–	$–	$(2,606)
Warrants issued during the period	–	–	(377)	(114)	(491)
Change in fair value during the period	1,144	1,461	(330)	–	2,276

Balance, September 30, 2016	$—	$—	$(707)	$(114)	$(8,211)